Subsequent Events	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Subsequent Events [Abstract]
Subsequent Events

17.	Subsequent Events

In accordance with ASC 855, “Subsequent Events,” the Company has analyzed it operations subsequent to September 30, 2025 to the date these financial statements were issued and has determined the following subsequent events to disclose in these financial statements.

On October 30, 2025, the Company and EV Metals 7 LLC and EV Metals VI LLC (“EV Metals”), a company controlled by Jacob Warnock, a director of the Company, came to an agreement under the 2025 Letter Agreement for EV Metals to acquire an additional 12,464,000 units priced at $0.16 per unit (CAD$0.255) for gross proceeds to the Company of $2.0 million. Each unit consists of one Common Share and one warrant to purchase a Common Share. Each Warrant, which expires four years from the date of issuance, entitles the holder to purchase one Common Share at a price of CAD$0.30 which expires four years from the date of issuance. As part of this offering, the Company paid Mr. Warnock a fee of 5% of the gross proceeds or $0.1 million.

17.	Subsequent Events

In accordance with ASC 855, “Subsequent Events,” the Company has analyzed it operations subsequent to March 31, 2025 to the date these financial statements were issued and has determined that it does not have any material subsequent events to disclose in these financial statements.

On July 20, 2025, the Company entered into the Encompass Subscription Agreements with Encompass, a beneficial owner of more than 5% of the Company’s securities, for the purchase of up to 25,765,259 units at a price of CAD $0.26625 per unit (USD$0.19406 per unit) for gross proceeds of $5.0 million to the Company. Each 2025 Encompass Unit consists of one Common Share and one warrant, with each warrant entitling the holder to purchase one additional Common Share for a period of three years from the closing date of the 2025 Encompass Offering at an exercise price of CAD$0.355 per share. In addition, the Company has agreed to grant Encompass the right but not the obligation to purchase up to $2.0 million additional units of the Company at any time on or before December 31, 2025.

The 2025 Encompass Offering is expected to close on or around August 8, 2025, subject to satisfaction of customary closing conditions, including (i) receipt of the requisite regulatory approvals, including the approval of the TSXV and the Warrant Amendments, (ii) the accuracy of the representations and warranties of the other party, (iii) compliance with the terms, covenants, agreements and conditions of the Encompass Subscription Agreements, and (iv) no Material Adverse Effect (as defined in the Encompass Subscription Agreements) has occurred nor has any event or events occurred that, individually or in the aggregate, could reasonably be expected to result in a Material Adverse Effect.

On July 20, 2025, the Company entered into amended and restated registration rights agreements (“A&R Registration Rights Agreements”) which amended the Registration Rights Agreements with each of EV Metals and Encompass. Pursuant to the A&R Registration Rights Agreements, we have agreed to use our reasonable best efforts to cause this Registration Statement to be declared effective as promptly as reasonably practicable but in no event later than July 20, 2026. In addition, pursuant to the Encompass A&R Registration Rights Agreement, upon the closing of the 2025 Encompass Offering we have agreed that, upon request of Encompass, we will use our commercially reasonable efforts to (i) file a registration statement registering the Common Shares to be issued at closing of the 2025 Encompass Offering, including the Common Shares issuable upon exercise of the warrants which form a part of the 2025 Encompass Units within 90 days and (ii) have such registration statement declared effective as promptly as reasonably practicable following the filing thereof but in no event later than 60 days if the registration statement is not reviewed by the SEC or 180 days if subject to review. The A&R Registration Rights Agreements provide that, subject to certain requirements and customary conditions, each of EV Metals and Encompass will have “piggy-back” registration rights with respect to underwritten offerings by us and other shareholders. In addition, upon the request of EV Metals, we have agreed to take necessary steps to facilitate up to two underwritten offerings which must occur prior to the third anniversary of the effective date of this registration statement on Form S-1; provided that the aggregate price of such offering is expected to be $25 million or less.

The A&R Registration Rights Agreements contain customary cross-indemnification provisions, under which we are obligated to indemnify the selling shareholders in the event of material misstatements or omissions in the registration statement and any violation or alleged violation by us of the Securities Act, Exchange Act, or any state securities law, or any rule or regulation thereunder, and the selling shareholders are obligated to indemnify us for material misstatements or omissions attributable to them. We will generally pay all registration expenses in connection with our obligations under the A&R Registration Rights Agreements, regardless of whether any our Common Shares are sold pursuant to a registration statement.

In connection of the foregoing, pursuant to the A&R Registration Rights Agreements, we agreed to extend the expiration date of the warrants previously issued to Encompass and EV Metals pursuant to the private placements which occurred on April 21, 2023, February 29, 2024, May 3, 2024, and June 19, 2024 to the earlier of (i) five years from the date of such warrants original issuance or (ii) three years from the date of the closing of the 2025 Encompass Offering (the “Warrant Amendments”) and each of EV Metals and Encompass has agreed to waive their respective rights to any possible claims, including the right to liquidation damages, under the Registration Rights Agreements provided that the Warrant Amendments are approved by the TSXV.